Derivative Asset - Additional Information (Detail)		12 Months Ended
	Jan. 21, 2016 CAD ($)	Dec. 31, 2017	Jun. 26, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD ($)
Disclosure of derivative asset [line items]
Derivative asset				$ 1,261,298
Cross currency swap agreement [member]
Disclosure of derivative asset [line items]
Derivative asset			$ 1,313,874
Maturity of cross currency swap agreement		Jun. 26, 2017
Crown Note [member]
Disclosure of derivative asset [line items]
Principal amount of Crown Note					$ 19,863,000	$ 22,500,000
Crown Note [member] | Cross currency swap agreement [member]
Disclosure of derivative asset [line items]
Principal amount of Crown Note				$ 15,538,674
Crown Note, interest rate	13.17%
Crown Note [member] | Bank of Nova Scotia [member] | Cross currency swap agreement [member]
Disclosure of derivative asset [line items]
Cross currency swap, foreign exchange rate	1.448
Principal amount of Crown Note	$ 22,500,000
Crown Note, interest rate	12.00%